Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Machinery and laboratory equipment	120,478	153,589	23,537
Vehicles	2,296	2,588	397
Furniture and tools	7,541	10,085	1,546
Electronic equipment	26,708	32,526	4,985
Leasehold improvements	24,653	30,672	4,701
Construction in progress	674	1,089	167

	182,350	230,549	35,333
Accumulated depreciation	(93,036)	(119,068)	(18,248)

	89,314	111,481	17,085

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2020, future minimum capital lease payments were as follows:

	RMB	US$
For the years ending:
2021	5,111	783

Total minimum capital lease payments	5,111	783
Less: I nterest component	(295)	(45)

Present value of minimum capital lease payments	4,816	738